Other Accounts Payable	12 Months Ended
Dec. 31, 2023
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE

NOTE 6 - OTHER ACCOUNTS PAYABLE

	December 31,
	2023	2022

Employees and related expenses	$868	$824
Accrued expenses	280	208
Deferred revenues (*)	992	--
	$2,140	$1,032

(*)	See also notes 7A(2) and 7H below.